Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	eqat2_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 22, 2017 TO THE PROSPECTUS DATED MAY 1, 2017,

AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2017, as supplemented, of EQ Advisors Trust (“Trust”) regarding the Multimanager Core Bond Fund Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the benchmark for the Multimanager Core Bond Portfolio (“Portfolio”).

Information Regarding

Multimanager Core Bond Portfolio

The Portfolio’s benchmark index against which the Portfolio measures its performance, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, is replaced with the Bloomberg Barclays U.S. Aggregate Bond Index. AXA Equitable Fund Management Group, LLC (the “Adviser”) believes that the Bloomberg Barclays U.S. Aggregate Bond Index is more relevant to the Portfolio’s investment strategies. For the one-year, five-year and since inception (August 26, 2011) periods, the average annual total returns, as of December 31, 2016, for the Bloomberg Barclays U.S. Aggregate Bond Index were 2.65%, 2.23% and 4.34%, respectively.

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Multimanager Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat2_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 22, 2017 TO THE PROSPECTUS DATED MAY 1, 2017,

AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2017, as supplemented, of EQ Advisors Trust (“Trust”) regarding the Multimanager Core Bond Fund Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the benchmark for the Multimanager Core Bond Portfolio (“Portfolio”).

Information Regarding

Multimanager Core Bond Portfolio

The Portfolio’s benchmark index against which the Portfolio measures its performance, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, is replaced with the Bloomberg Barclays U.S. Aggregate Bond Index. AXA Equitable Fund Management Group, LLC (the “Adviser”) believes that the Bloomberg Barclays U.S. Aggregate Bond Index is more relevant to the Portfolio’s investment strategies. For the one-year, five-year and since inception (August 26, 2011) periods, the average annual total returns, as of December 31, 2016, for the Bloomberg Barclays U.S. Aggregate Bond Index were 2.65%, 2.23% and 4.34%, respectively.

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